Note 7: Trading Activities and Related Risks	3 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities:
Derivative Instruments and Hedging Activities Disclosure
7. Trading Activities and Related Risks

The Fund is engaged in speculative trading of U.S. and foreign futures contracts.  The Fund is exposed to both market risk, the risk arising from changes in market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

A certain portion of cash in trading accounts are pledged as collateral for futures trading on margin.  Additional deposits may be necessary for any loss on contract value.  The Commodity Exchange Act requires a broker to segregate all customer transactions and assets from such broker's proprietary activities.

Each U.S. commodity exchange with the approval of the CFTC establishes minimum margin requirements for each traded contract.  The FCM may increase the margin requirements above these minimums for any or all contracts.  The Fund maintains cash, cash equivalents and U.S. Treasury Bills to satisfy these margin requirements. At June 30, 2012 and December 31, 2011 these totaled $4,150,940 and $5,674,540, respectively. Based upon the types and amounts of contracts traded and the amount of liquid assets of the Fund, the General Partner believes there is minimal risk of not being able to meet its margin requirement.

Trading in futures contracts involves entering into contractual commitments to purchase or sell a particular futures contracts at a specified date and price. The gross or face amount of the contract, which is typically many times that of the Fund's net assets being traded, significantly exceeds the Fund's future cash requirements since the Fund intends to close out its open positions prior to settlement. As a result, the Fund is generally subject only to the risk of loss arising from the change in the value of the contracts. The market risk is limited to the gross or face amount of the contracts held of approximately $144,245,103 and $15,096,202 on long positions at June 30, 2012 and December 31, 2011, respectively. However, when the Fund enters into a contractual commitment to sell commodities, it must make delivery of the underlying commodity at the contract price and then repurchase the contract at prevailing market prices or settle in cash. Since the repurchase price to which a commodity can rise is unlimited, entering into commitments to sell commodities exposes the Fund to unlimited potential risk.

Market risk is influenced by a wide variety of factors including government programs and policies, political and economic events, the level and volatility of interest rates, foreign currency exchange rates, the diversification effects among the derivative instruments the Fund holds and the liquidity and inherent volatility of the markets in which the Fund trades.

The net unrealized gains (losses) on open futures contracts at June 30, 2012 and December 31, 2011 were ($121,231) and $113,800 respectively.

Open contracts generally mature within six months of June 30, 2012.  The latest maturity for open futures contracts is in December 2012. However, the Fund intends to close all contracts prior to maturity.

The following tables disclose the fair values of derivative and hedging activities in the Statements of Assets and Liabilities and the Statements of Operations.

Derivative Instruments
Statement of Assets and Liabilities

		Statement of Assets and Liabilities Location	Asset Derivatives atJune 30, 2012Fair Value	Liability Derivatives at June 30, 2012 Fair Value	Net
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized (loss) on open futures contracts	$ 117,972	$ (239,203)	$ (121,231)

		Statement of Assets and Liabilities Location	Asset Derivativesat December 31, 2011Fair Value	Liability Derivativesat December 31, 2011Fair Value	Net
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized gain on open futures contracts	$ 122,163	$ (8,363)	$ 113,800

Derivative Instruments
Statement of Operations
			For the three	For the six
			months ended	months ended
		Line Item in the Statement of Operations	June 30, 2012	June 30, 2012
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net realized gain (loss) from investments and foreign currency transactions	$ 29,383	$ (15,072)

Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized (depreciation) on investments	$ (121,141)	$ (235,032)

			For the three	For the six
			months ended	months ended
		Line Item in the Statement of Operations	June 30, 2011	June 30, 2011
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net realized gain (loss) from investments and foreign currency transactions	$ 436,731	$ (360,610)

Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized (depreciation) on investments	$ (20,424)	$ (355,531)

Credit risk is the possibility that a loss may occur due to the failure of a counter party to perform according to the terms of a contract.

The Fund has a substantial portion of its assets on deposit with financial institutions. In the event of a financial institution's insolvency, recovery of Fund deposits may be limited to account insurance or other protection afforded deposits.

The Fund has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will succeed. The basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a desirable margin-to-equity ratio. The Fund seeks to minimize credit risk primarily by depositing and maintaining its assets at financial institutions and brokers which it believes to be creditworthy.